Expense by nature and function	12 Months Ended
Dec. 31, 2025
Expense By Nature And Function [Abstract]
Expense by nature and function

14. Expense by nature and function

The following table summarizes the Company’s operating expenses by nature:

	Year ended
	December 31, 2025	December 31, 2024	December 31, 2023
Personnel expense	22,697	20,349	20,226
Depreciation and amortization	7,998	8,419	9,067
Hosting and software licenses	5,765	5,530	5,355
Marketing	3,937	3,915	3,120
Professional services	2,755	2,757	2,414
Stock-based compensation	1,778	1,938	2,479
Insurance and licenses	1,511	1,595	2,000
Credit verification costs	980	1,092	1,256
Premises	702	752	1,029
Others	2,274	4,041	3,589
Total	50,397	50,388	50,535

The following table summarizes the Company’s operating expenses by function including stock-based compensation and depreciation and amortization from the consolidated statements of operations and comprehensive income (loss):

	Year ended
	December 31, 2025	December 31, 2024	December 31, 2023
Technology and development	16,623	15,902	15,906
Marketing	4,158	4,105	3,379
Customer service and operations	11,524	11,359	11,351
General and administration	18,092	19,022	19,899
Total	50,397	50,388	50,535